OPERATING SEGMENTS - Non-Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 34,386	$ 29,675
Canada
Disclosure of operating segments [line items]
Non-current assets	27,701	25,954
United States
Disclosure of operating segments [line items]
Non-current assets	$ 6,685	$ 3,721